                                UNITED STATES
                      SECRITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                   LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:                225 E. Deerpath
                        Suite 260
                        Lake Forest, IL 60045

  Form 13F File Number: 028-07576

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Robert L. Meyers
Title:       Managing Director
Phone:       847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois      5/7/2002
[Signature]                  [City, State]           [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by another reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        120 records

Form 13F Information Table Value Total($000):     $150,948

List of Other Included Managers:               NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Lake Forest Capital Management
FORM 13F
30-Jun-02

                                                                                                      Voting Authority
                                                                Value    Shares/   Sh/    Invstmt
Name of Issuer                 Title of class    CUSIP          (x$1000) Prn Amt   Prn    Dscretn  Sole   Shared     None
--------------                 --------------    -----          -------- -------   ---    -------  ----   -------  -------
Travelers Corporate Loan Fund  MFS               894185107          141     10841  SH     Sole              2014      10841
Automatic Data Zero            CONV              053015ac7           28     25000  SH     Sole                        25000
Intl Paper Cap 7.875%          PFD               460140205          454     18175  SH     Sole              1200      18175
Equity Residential Prop Series PFDCV             294761859          203      8090  SH     Sole                         8090
Franklin Templeton Mutual Shrs MFS               628380107          215     11624  SH     Sole                        11624
Domini Social Equity Fund      MFS               257132100          641   26696.1  SH     Other                     26696.1
Fidelity Diversified Int'l Fun MFS               315910802         2368  120342.4  SH     Other                    120342.4
Fidelity Dividend Growth Fund  MFS               316389402         6690  277146.1  SH     Other                    277146.1
T. Rowe Price Mid-cap Growth F MFS               779556109         3919  111111.6  SH     Other                    111111.6
T. Rowe Price Small-Cap Stock  MFS               779572106          271   11002.9  SH     Other                     11002.9
Vanguard European Stock Index  MFS               922042205         2385  122685.8  SH     Other                    122685.8
Vanguard Extended Market Index MFS               922908207          517   24430.7  SH     Other                     24430.7
Vanguard S&P 500 Index Fund    MFS               922908108         4651   50923.2  SH     Other                     50923.2
Vanguard Total Stock Market In MFS               922908306         3534  156583.6  SH     Other                    156583.6
Vanguard U.S. Growth           MFS               921910105         2065  149846.9  SH     Other                    149846.9
Weitz Value Fund               MFS               949045108         2276   76835.1  SH     Other                     76835.1
AFLAC Inc.                     COM               001055102         3378    106375  SH     Sole      14066   8700    89509.0
                                                                     13       400  SH     Other                         400
AOL Time Warner Inc            COM               00184a105         1266   89408.0  SH     Sole      12485   7775    74423.0
                                                                     11       750  SH     Other                         750
Abbott Labs                    COM               002824100          505     13414  SH     Sole                        13414
American Express Co            COM               025816109         1073     29753  SH     Sole       4286   2750      24617
                                                                      4       100  SH     Other                         100
American International Group I COM               026874107         4388   65160.1  SH     Sole       9654   6114    53518.1
                                                                      9       139  SH     Other                         139
Amgen Inc                      COM               031162100         1644     38833  SH     Sole       4647   3025      33261
                                                                      4       100  SH     Other                         100
BP plc                         COM               055622104          767     15189  SH     Sole                        15189
Baxter Internat'l Inc          COM               071813109          227      5100  SH     Sole                         5100
Bowne & Co Inc                 COM                                  147     10000  SH     Sole                        10000
CenturyTel Inc.                COM               156700106         1910   65713.5  SH     Sole       9077   5850    54786.5
                                                                      7       225  SH     Other                         225
ChevronTexaco Corp             COM               166751107          694      7846  SH     Sole               231       7846
Cintas Corp                    COM                                  297      6000  SH     Sole                         6000
Cisco Systems Inc              COM               17275R102         2496    179503  SH     Sole      16062  10465     160166
Citigroup Inc.                 COM               172967101         4483  118168.3  SH     Sole      17076  10268    97644.3
                                                                     13       333  SH     Other                         333
Clear Channel Communications   COM               184502102          980     31367  SH     Sole       3582   2400      27035
                                                                      6       200  SH     Other                         200
Coca-Cola                      COM               191216100          272      4850  SH     Sole                         4850
Concord EFS Inc                COM               206197105         2814     93353  SH     Sole       8640   7050      82563
                                                                      9       300  SH     Other                         300
Conoco Inc                     COM               208251504         2729  100469.3  SH     Sole      15777 9719.5    81430.3
                                                                      8       300  SH     Other                         300
Dell Computer Corp             COM               247025109         1495     57351  SH     Sole      10374   6175      44827
                                                                      5       200  SH     Other                         200
EMC Corp.                      COM               268648102          519   70016.5  SH     Sole       9960   6075    57956.5
Ecolab                         COM               278865100         1478     31912  SH     Sole       4840   3075      26097
                                                                      5       100  SH     Other                         100
ExxonMobil                     COM               30231G102         5474    135847  SH     Sole      14108 9062.1     118821
                                                                     11       264  SH     Other                         264
FedEx Corporation              COM               31428x106         1920     36524  SH     Sole       4520   3200      31104
                                                                     16       300  SH     Other                         300
Federal Home Loan Mtg Corp     COM               313400301         2872   46908.1  SH     Sole       7291   4425    38117.1
                                                                      9       150  SH     Other                         150
General Electric Co            COM               369604103         5149  176071.4  SH     Sole      17186  11102   155260.4
                                                                     13       450  SH     Other                         450
Home Depot Inc                 COM               437076102         3016   84907.9  SH     Sole      10017   6336    72853.9
                                                                     14       375  SH     Other                         375
Household Intl Corp            COM               441815107         1417   29190.8  SH     Sole       2833   2125    25707.8
                                                                     17       350  SH     Other                         350
Intel Corp                     COM               458140100         3175  175185.4  SH     Sole      17182  10600   154578.4
                                                                     11       600  SH     Other                         600
International Business Machine COM               459200101         3207   44547.2  SH     Sole       4737   3190    38795.2
                                                                     22       300  SH     Other                         300
Johnson & Johnson              COM               478160104         4137   78926.8  SH     Sole      10657   7075    66044.8
                                                                     13       250  SH     Other                         250
Kohl's Corp                    COM               500255104         3351     48190  SH     Sole       5788   3625      41202
                                                                     14       200  SH     Other                         200
MBNA Corp                      COM               55262L100         1709     56251  SH     Sole      10365   4125      44561
                                                                      5       150  SH     Sole                          150
Medtronic Inc.                 COM               585055106         1509   35593.2  SH     Sole       4687   2805    29976.2
                                                                      9       200  SH     Other                         200
Mellon Financial Corp          COM               585509102         2050   66701.9  SH     Sole       9059   6050    55667.9
                                                                      6       200  SH     Other                         200
Merck & Co                     COM               589331107         1678   33209.7  SH     Sole       4369   2650    28058.7
Microsoft Corporation          COM               594918104         4134     76883  SH     Sole       9270   5950      65638
                                                                      5       100  SH     Other                         100
Nestle (ADR)                   COM               641069406          435      7500  SH     Sole                         7500
                                                                      6       100  SH     Other                         100
Nokia Corp (ADR)               COM               654902204         1581    111585  SH     Sole      14419   8950      94241
                                                                      7       500  SH     Other                         500
Oracle                         COM               68389x105          200   21110.0  SH     Sole                        21110
PepsiCo Inc                    COM               713448108         4391   92102.4  SH     Sole      11254   7576    78498.4
                                                                     14       300  SH     Other                         300
Pfizer Inc                     COM               717081103         3227   93446.1  SH     Sole      13498   8626    77173.1
                                                                     10       300  SH     Other                         300
Royal Dutch Petrol (ADR)       COM               780257804         1563     28976  SH     Sole       3545   2050      24756
SBC Communications Inc         COM               78387G103          391     12830  SH     Sole                        12830
                                                                      9       300  SH     Other                         300
Schlumberger Ltd               COM               806857108          312      6700  SH     Sole               500       6700
                                                                      5       100  SH     Other                         100
Starbucks Corp                 COM               855244109         2566    105766  SH     Sole      10706   7125      92860
                                                                      7       300  SH     Other                         300
Stryker                        COM               863667101         1751     32816  SH     Sole       4794   2925      27072
                                                                      5       100  SH     Other                         100
SunGard Data Systems           COM               867363103         2321     89299  SH     Sole      12419   7625      74430
                                                                      8       300  SH     Other                         300
Target                         COM               87612E106         1657   44704.3  SH     Sole       6391   3975    37013.3
                                                                      4       100  SH     Other                         100
Veritas Software Co            COM               923436109          589     30395  SH     Sole       3718   2400      25927
                                                                      2       100  SH     Other                         100
Verizon Communications         COM               92343v104         3688     95090  SH     Sole      12005   7550      80635
                                                                     14       350  SH     Other                         350
Wal-Mart Stores                COM               931142103         2923   53886.2  SH     Sole       6478   4050    46158.2
                                                                      6       100  SH     Other                         100
Walgreen Co                    COM               931422109         4145  108574.4  SH     Sole      14056   9200    91543.4
                                                                      8       200  SH     Other                         200
Washington Post Co Class B     COM               939640108          218       400  SH     Sole                          400
Watson Pharmaceuticals         COM               942683103         1258     50973  SH     Sole       8078   5275      41170
                                                                      3       100  SH     Other                         100
Whole Foods Market             COM               966837106         2820     59075  SH     Sole       7881   4975      49619
                                                                     10       200  SH     Other                         200
WorldCom Group                 COM                                    8   10144.0  SH     Sole                        10144
Wyeth                          COM               983024100         2057   41450.8  SH     Sole       5521   3525    34754.8
                                                                     10       200  SH     Other                         200
American Legacy Growth Fund II amerleg                             1580    375477  SH     Other                      375477
Guardian Investor Stock Fund   guardlib4                            751     24542  SH     Other                       24542
Guardian Investor Stock Fund   guardob                              567     18511  SH     Other                       18511
Guardian Value Guard II Stock  guardian3 1                          935     11358  SH     Other                       11358
REPORT SUMMARY                 120 DATA RECORDS                  150948         0 OTHER MANAGERS